UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

CNIC ICE U.S Carbon Neutral Power Futures Index ETF
Ticker: AMPD

Semi-Annual Report

October 31, 2023

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

3

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Total Net Assets
United States Treasury Obligations	49.8%
Short-Term Investments	25.7
Other Assets in Excess of Liabilities	24.5
Total	100.0%

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

4	The accompanying notes are an integral part of these consolidated financial statements.

Consolidated SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)

	Principal Amount	Value
United States Treasury Obligations - 49.8%
United States Treasury Bills - 49.8%
5.335%, 11/9/2023 (1)(2)	$2,550,000	$2,547,014

Total United States Treasury Obligations
(Cost $2,547,016)		2,547,014

	Shares
Short-Term Investments - 25.7%
Money Market Funds - 25.7%
First American Government Obligations Fund, Class X, 5.276% (3)	1,314,461	1,314,461
Total Short-Term Investments
(Cost $1,314,461)		1,314,461

Total Investments in Securities - 75.5%
(Cost $3,861,477)		3,861,475
Other Assets in Excess of Liabilities - 24.5%		1,249,828
Total Net Assets - 100.0%		$5,111,303

(1)Rate represents the annualized effective yield to maturity from the purchase price.

(2)Zero coupon security.

(3)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

The accompanying notes are an integral part of these consolidated financial statements.	5

Consolidated SCHEDULE OF FUTURES CONTRACTS at October 31, 2023 (Unaudited)

The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF and CFC had the following futures contracts outstanding with StoneX Financial Inc.

Futures Contracts Outstanding (2)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)	Notional Value
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (12/22/2023)	23	$872,160	$143,861	$1,016,021
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (2/29/2024)	1	28,220	(4,073)	24,147
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (2/29/2024)	3	94,409	33,136	127,545
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (4/30/2024)	6	96,202	(3,502)	92,700
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (4/30/2024)	1	14,150	(1,350)	12,800
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (5/31/2024)	1	13,640	(10,537)	3,103
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (6/28/2024)	1	13,440	(1,549)	11,891
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (8/30/2024)	3	148,262	38,929	187,191
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (10/31/2024)	1	14,978	245	15,223
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (10/31/2024)	6	102,562	8,229	110,791
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (11/27/2024)	1	15,808	(173)	15,635
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (11/27/2024)	1	21,600	(413)	21,187
California Carbon Allowance Vintage 2023 Future (7/31/2024)	1	42,723	1,942	44,665
ERCOT North 345KV Real-Time Peak Fixed Price Future (12/29/2023)	3	49,200	6,234	55,434
ERCOT North 345KV Real-Time Peak Fixed Price Future (1/31/2024)	6	151,325	5,896	157,221
ERCOT North 345KV Real-Time Peak Fixed Price Future (1/31/2024)	3	94,449	34,166	128,615
ERCOT North 345KV Real-Time Peak Fixed Price Future (2/29/2024)	6	133,661	4,919	138,580
ERCOT North 345KV Real-Time Peak Fixed Price Future (4/30/2024)	3	41,448	(8,978)	32,470
ERCOT North 345KV Real-Time Peak Fixed Price Future (4/30/2024)	5	84,040	(2,280)	81,760
ERCOT North 345KV Real-Time Peak Fixed Price Future (5/31/2024)	3	48,576	(2,818)	45,758
ERCOT North 345KV Real-Time Peak Fixed Price Future (7/31/2024)	1	23,778	5	23,783
ERCOT North 345KV Real-Time Peak Fixed Price Future (7/31/2024)	4	99,616	11,143	110,759
ERCOT North 345KV Real-Time Peak Fixed Price Future (8/30/2024)	1	18,902	(2,054)	16,848
ERCOT North 345KV Real-Time Peak Fixed Price Future (9/30/2024)	3	61,392	6,634	68,026
ERCOT North 345KV Real-Time Peak Fixed Price Future (11/27/2024)	6	91,680	314	91,994
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (12/29/2023)	1	37,620	(2,873)	34,747
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (3/28/2024)	1	21,588	(1,491)	20,097
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (3/28/2024)	6	97,171	(4,505)	92,666
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (6/28/2024)	1	21,800	(33)	21,767
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (7/31/2024)	3	102,031	36,574	138,605
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (8/30/2024)	5	105,336	4,078	109,414
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (9/30/2024)	5	83,920	1,457	85,377
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (9/30/2024)	6	93,888	7,034	100,922
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (9/30/2024)	1	40,262	601	40,863
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (9/30/2024)	1	14,720	259	14,979
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (10/31/2024)	1	24,624	(596)	24,028

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

6	The accompanying notes are an integral part of these consolidated financial statements.

Futures Contracts Outstanding (2)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)	Notional Value
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (10/31/2024)	5	$87,308	$1,223	$88,531
MISO Inidana Hub Real-Time Peak Fixed Price Futures (12/22/2023)	6	88,380	6,564	94,944
MISO Inidana Hub Real-Time Peak Fixed Price Futures (12/29/2023)	6	101,856	(3,142)	98,714
MISO Inidana Hub Real-Time Peak Fixed Price Futures (1/31/2024)	5	114,400	5,728	120,128
MISO Inidana Hub Real-Time Peak Fixed Price Futures (2/29/2024)	1	29,971	(7,556)	22,415
MISO Inidana Hub Real-Time Peak Fixed Price Futures (3/28/2024)	1	18,512	(1,781)	16,731
MISO Inidana Hub Real-Time Peak Fixed Price Futures (3/28/2024)	3	44,634	(2,527)	42,107
MISO Inidana Hub Real-Time Peak Fixed Price Futures (4/30/2024)	1	14,498	(117)	14,381
MISO Inidana Hub Real-Time Peak Fixed Price Futures (4/30/2024)	1	15,910	(8,267)	7,643
MISO Inidana Hub Real-Time Peak Fixed Price Futures (5/31/2024)	1	12,043	(679)	11,364
MISO Inidana Hub Real-Time Peak Fixed Price Futures (5/31/2024)	1	13,394	(2,160)	11,234
MISO Inidana Hub Real-Time Peak Fixed Price Futures (7/31/2024)	5	120,736	21,414	142,150
MISO Inidana Hub Real-Time Peak Fixed Price Futures (8/30/2024)	1	53,158	2,320	55,478
NYISO Zone G Day-Ahead Peak Fixed Price Futures (12/29/2023)	1	19,392	(10,093)	9,299
NYISO Zone G Day-Ahead Peak Fixed Price Futures (12/29/2023)	5	80,320	(7,647)	72,673
NYISO Zone G Day-Ahead Peak Fixed Price Futures (12/29/2023)	1	24,560	2,579	27,139
NYISO Zone G Day-Ahead Peak Fixed Price Futures (3/28/2024)	5	79,632	(6,934)	72,698
NYISO Zone G Day-Ahead Peak Fixed Price Futures (3/28/2024)	1	17,892	(2,465)	15,427
NYISO Zone G Day-Ahead Peak Fixed Price Futures (5/31/2024)	5	87,384	8	87,392
NYISO Zone G Day-Ahead Peak Fixed Price Futures (6/28/2024)	6	92,544	(838)	91,706
NYISO Zone G Day-Ahead Peak Fixed Price Futures (9/30/2024)	1	13,328	243	13,571
NYISO Zone G Day-Ahead Peak Fixed Price Futures (10/31/2024)	3	48,432	3,405	51,837
NYISO Zone G Day-Ahead Peak Fixed Price Futures (10/31/2024)	1	16,744	392	17,136
NYISO Zone G Day-Ahead Peak Fixed Price Futures (11/27/2024)	1	26,000	387	26,387
NYISO Zone G Day-Ahead Peak Fixed Price Futures (11/27/2024)	3	37,622	(431)	37,191
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (1/31/2024)	1	37,461	(2,759)	34,702
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (1/31/2024)	1	45,408	21,231	66,639
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (2/29/2024)	5	99,204	(5,254)	93,950
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (2/29/2024)	1	38,321	15,242	53,563
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (5/31/2024)	6	98,947	(2,024)	96,923
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (6/28/2024)	5	82,880	2,001	84,881
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (6/28/2024)	1	15,440	(6,541)	8,899
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (6/28/2024)	3	56,928	8,282	65,210
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (7/31/2024)	1	25,168	991	26,159
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (8/30/2024)	1	21,630	234	21,864
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (8/30/2024)	5	111,584	(2,879)	108,705
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (11/27/2024)	5	80,240	(4,863)	75,377
Regional Greenhouse Gas Initiative Vintage 2023 Future (1/31/2024)	1	34,531	(8,302)	26,229
		$5,025,573	$303,416	$5,328,989

(1) All of the investment is a holding of CNIC Cayman Subsidiary.

(2)This security is held at the broker.

Consolidated SCHEDULE OF FUTURES CONTRACTS at October 31, 2023 (Unaudited)

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

The accompanying notes are an integral part of these consolidated financial statements.	7

Consolidated STATEMENT OF ASSETS AND LIABILITIES at October 31, 2023 (Unaudited)

Assets:
Investments in securities, at value (Cost $3,861,477) (Note 2)	$3,861,475
Cash	44,825
Collateral at broker for futures contracts	903,977
Receivables:
Dividends and interest	1,706
Variation margin on futures contracts	303,415
Total assets	5,115,398

Liabilities:
Payables:
Management fees (Note 4)	4,095
Total liabilities	4,095
Net Assets	$5,111,303

Components of Net Assets:
Paid-in capital	$4,794,036
Total distributable (accumulated) earnings (losses)	317,267
Net assets	$5,111,303

Net Asset Value (unlimited shares authorized):
Net assets	$5,111,303
Shares of beneficial interest issued and outstanding	200,000
Net asset value	$25.56

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

8	The accompanying notes are an integral part of these consolidated financial statements.

Consolidated STATEMENT OF OPERATIONS For the Period Ended October 31, 2023(1) (Unaudited)

Investment Income:
Interest income	84,789
Total investment income	84,789

Expenses:
Management fees (Note 4)	19,710
Total expenses	19,710
Net investment income (loss)	65,079

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(27)
Futures contracts	(51,198)
Change in net unrealized appreciation/depreciation on:
Investments	(2)
Futures contracts	303,415
Net realized and unrealized gain (loss)	252,188
Net increase (decrease) in net assets resulting from operations	$317,267

(1)The Fund commenced operations on May 18, 2023. The information presented is from May 18, 2023 to October 31, 2023.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

The accompanying notes are an integral part of these consolidated financial statements.	9

Consolidated STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1) (Unaudited)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$65,079
Net realized gain (loss)	(51,225)
Change in net unrealized appreciation/depreciation	303,413
Net increase (decrease) in net assets resulting from operations	317,267

Distributions to Shareholders:
Distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	4,794,036
Total increase (decrease) in net assets	5,111,303

Net Assets:
Beginning of period	—
End of period	$5,111,303

(1)The Fund commenced operations on May 18, 2023. The information presented is from May 18, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(1) (Unaudited)
	Shares	Value
Shares sold	200,000	$4,792,890
Shares redeemed	—	—
Variable fees	—	1,146
Net increase (decrease)	200,000	$4,794,036

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

10	The accompanying notes are an integral part of these consolidated financial statements.

Consolidated FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended October 31, 2023(1) (Unaudited)
Net asset value, beginning of period	$25.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.35
Net realized and unrealized gain (loss) on investments (3)	0.20
Total from investment operations	0.55

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$25.56
Total return (4)(5)	2.22%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$5.1
Portfolio turnover rate (4)	0	% (7)
Ratio of expenses to average net assets (6)	0.95%
Ratio of net investment income (loss) to average net assets (6)	3.13%

(1)The Fund commenced operations on May 18, 2023. The information presented is from May 18, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Consolidated Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

(7)Does not round to 0.1% or (0.1)%.

11

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

Notes to Consolidated Financial Statements October 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (the “Fund”) is a non-diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The Fund commenced operations on May 18, 2023.

The investment objective of the Fund is to track the performance, before fees and expenses, of the ICE U.S. Carbon Neutral Power Index (the “Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

12

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$2,547,014	$—	$2,547,014
Short-Term Investments	1,314,461	—	—	1,314,461
Total Investments in Securities	$1,314,461	$2,547,014	$—	$3,861,475

Other Financial Instruments (1)	Level 1	Level 2	Level 3	Total
Futures Contracts	$303,416	$—	$—	$303,416
Total Other Financial Instruments	$303,416	$—	$—	$303,416

(1)Other Financial Instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.

B. Derivative Investments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Fund’s average notional value of futures contracts outstanding during the period ended October 31, 2023, was $4,949,965. The following tables show the effects of derivative instruments on the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures	Collateral at broker for futures (see Consolidated Statement of Assets and liabilities)	$903,977	Collateral at broker for futures (see Consolidated Statement of Assets and liabilities)	$—

Notes to Consolidated Financial Statements October 31, 2023 (Unaudited) (Continued)

13

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended October 31, 2023:

Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Futures Contracts	Net Realized and Unrealized Gain (Loss)	$(51,198)	$303,415

C.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of October 31, 2023, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.Futures Contracts. The Fund may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty

Notes to Consolidated Financial Statements October 31, 2023 (Unaudited) (Continued)

14

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

will not perform its obligations. The Fund had futures contracts activity during the period ended October 31, 2023. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial Inc. acting as the futures commission merchant.

F.Offsetting Agreements. The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of October 31, 2023:

	Gross Amounts	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Futures Contracts	$1,207,392	$1,207,392	$—	$—	$—	$1,207,392
Liabilities
Futures Contracts	$—	$—	$—	$—	$—	$—

G.Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the CNIC Cayman Subsidiary (the “Subsidiary”).The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements. The Fund had 44.2% of its total assets invested in the Subsidiary as of October 31, 2023.

H.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

I.Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities.

J.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

K.Use of Estimates. The preparation of consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

L.Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited) (Continued)

Notes to Consolidated Financial Statements October 31, 2023 (Unaudited) (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

M.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

O.Recently Issued Accounting Pronouncements.

• In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

P.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%.Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate.Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management fees for the period ended October 31, 2023 are disclosed in the Consolidated Statement of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund related expenses and manages the Trust’s relationships with its various service providers.

Notes to Consolidated Financial Statements October 31, 2023 (Unaudited) (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 4 – PRINCIPAL INVESTMENT RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such an event, the value of the Fund’s Shares may rise and fall more than the value of shares that are invested in securities or financial instruments of companies that encompass a broader range of industries. The Index, and therefore the Fund, will normally be concentrated in the energy industry. See “Energy Sector Risk” below.

Energy Sector Risk. The energy sector is a major emitter of greenhouse gases, its activities may significantly impact the supply and demand of emissions allowances. For instance, further advances in renewable energy technology, improved efficiency of energy usage and/or unusually warm weather patterns may result in an increase in supply and/or decrease in demand for such allowances which in turn could possibly have a negative impact on the NAV of the Fund. Additionally, investments in or exposure to the energy sector may be volatile and change quickly and unpredictably in value due to a number of factors, including legislative or regulatory changes, increased market competition or other events that the Fund cannot control.

“Cap and Trade” Risk. The ICE California Carbon Allowance Futures Contracts and ICE Regional Greenhouse Gas Initiative Futures Contracts work on the “cap and trade” principle, whereby a cap is set on the total amount of greenhouse gases that can be emitted by the installations (or companies) covered by the system. If the caps that are set for the companies that have trade emissions allowances are reduced below market expectations, this could have an impact on the prices of emissions allowance contracts which might impact the NAV of the Fund. If there is a significant change in the global regulatory scheme with regard to climate change and greenhouse gas emissions could have a significant impact on the value of carbon allowance contracts and could possibly negatively impact the NAV of the Fund.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $1,000,000 and $0, respectively.

For the period ended October 31, 2023, there were no purchases and sales of long-term U.S. government securities.

For the period ended October 31, 2023, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended October 31, 2023. Differences between the tax cost of investments and the cost noted in the Consolidated Schedule of Investments will be determined at fiscal year-end. During the period ended October 31, 2023, there were no distributions paid.

Notes to Consolidated Financial Statements October 31, 2023 (Unaudited) (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s consolidated financial statements.

Notes to Consolidated Financial Statements October 31, 2023 (Unaudited) (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

EXPENSE EXAMPLE For the Period Ended October 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 18, 2023 (commencement of operations) to October 31, 2023.  The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 1, 2023 to October 31, 2023.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 18, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 18, 2023 – October 31, 2023
Actual(1)	$1,000.00	$1,022.20	$4.36

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023
Hypothetical (5% annual return before expenses)(2)	$1,000.00	$1,020.36	$4.82

(1)The actual expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 166/366 (to reflect the period from May 18, 2023, to October 31, 2023, the commencement of operations to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period).

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

Statement Regarding Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC,) the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 15, 2023, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund qualifies as a primarily highly liquid fund (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Fund’s investment strategy remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 26, 2023, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (f/k/a Toroso Investments, LLC) (the “Adviser”) and the Trust, on behalf of the Fund;

•an Investment Advisory Agreement between the CNIC Cayman Subsidiary and the Adviser (together all referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the New Fund’s shareholders by the Adviser ; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the New Fund, including any fall-out benefits; (iv) comparative fee and expense data for each New Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grows and whether the advisory fees for the New Fund reflects these economies of scale for the benefit of the New Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the New Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 26, 2023. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with the ETF. The Board also considered other services to be provided to the New Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the New Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the New Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the New Fund and compared them to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the New Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the New Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS (Unaudited) (Continued)

noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the New Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the New Fund is new, it was difficult to estimate the profitability of the New Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the New Funds. The Board did note that the Adviser did not receive any additional compensation for serving as investment adviser to the CNIC Cayman Subsidiary.

The Board noted that because the New Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the New Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the New Fund achieves asset growth.

The Board considered these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board also considered that CNIC is acting as sponsor for the CNIC ETF, and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the adviser of a certain amount, fall below the level of the unitary fee, the adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement is fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 495-1500 or by accessing the Fund’s website at www.cnicfundsetfs.com Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (855) 495-1500 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.cnicfundsetfs.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (855) 495-1500. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or on the Fund’s website at www.cnicfundsetfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.cnicfundsetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 495-1500. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.cnicfundsetfs.com.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway
New York, New York 10019

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF	AMPD	88636J808

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 8, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 8, 2024

* Print the name and title of each signing officer under his or her signature.

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